Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events
(26)	Subsequent events

The Group has evaluated subsequent events from the balance sheet date through May 7, 2025, the date at which the condensed consolidated financial statements were available to be issued and determined that there are no other items to disclose.